Prepaid expenses (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid expenses
Schedule of prepaid expenses

	June 30, 2022	December 31, 2021
Solo deposit	$10,126,584	$4,734,914
Battery cell deposit	4,709,584	6,121,372
Battery deposit	100,207	100,207
Parts deposit	442,933	227,366
Prepaid insurance	809,594	2,027,001
Prepaid rent and security deposit	614,001	444,976
Other prepaid expenses	1,514,346	772,281
	$18,317,249	$14,428,117